GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	$ 1,136
Intangible assets other than goodwill ending balance	1,194	$ 1,136
Research and development costs	299	286	$ 270
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	2,527	1,888
Acquisitions	177	797
Acquisitions through business combinations (note 2.2.4)	132	81
Disposals	(222)	(3)
Divestment (note 2.3)	(18)
Foreign exchange differences	(117)	115
Transfers and other movements	(35)	121
Intangible assets other than goodwill ending balance	2,748	2,527	1,888
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(1,391)	(1,394)
Divestment (note 2.3)	18
Foreign exchange differences	74	(90)
Transfers and other movements	(16)	(6)
Amortization charge	123	87
Impairment charge (note 5.3)		6
Intangible assets other than goodwill ending balance	(1,554)	(1,391)	(1,394)
Concessions, patents and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	208
Intangible assets other than goodwill ending balance	266	208
Concessions, patents and licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	446	417
Acquisitions	75	54
Acquisitions through business combinations (note 2.2.4)	8	11
Disposals	0	0
Divestment (note 2.3)	(18)
Foreign exchange differences	(32)	43
Transfers and other movements	(13)	(7)
Intangible assets other than goodwill ending balance	556	446	417
Concessions, patents and licenses | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(238)	(222)
Divestment (note 2.3)	18
Foreign exchange differences	23	(33)
Transfers and other movements	(12)	(7)
Amortization charge	59	50
Impairment charge (note 5.3)		6
Intangible assets other than goodwill ending balance	(290)	(238)	(222)
Customer relationships and trade marks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	133
Intangible assets other than goodwill ending balance	155	133
Customer relationships and trade marks | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	1,091	1,081
Acquisitions	0	0
Acquisitions through business combinations (note 2.2.4)	24	70
Disposals	0	0
Divestment (note 2.3)	0
Foreign exchange differences	(49)	60
Transfers and other movements	(4)	0
Intangible assets other than goodwill ending balance	1,168	1,091	1,081
Customer relationships and trade marks | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(958)	(1,001)
Divestment (note 2.3)	0
Foreign exchange differences	43	(50)
Transfers and other movements	0	1
Amortization charge	12	6
Impairment charge (note 5.3)		0
Intangible assets other than goodwill ending balance	(1,013)	(958)	(1,001)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	795
Intangible assets other than goodwill ending balance	773	795
Gains (losses) on disposal of intangible assets	414
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	990	390
Acquisitions	102	743
Acquisitions through business combinations (note 2.2.4)	100	0
Disposals	(222)	(3)
Divestment (note 2.3)	0
Foreign exchange differences	(36)	12
Transfers and other movements	(18)	128
Intangible assets other than goodwill ending balance	1,024	990	390
Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(195)	(171)
Divestment (note 2.3)	0
Foreign exchange differences	8	(7)
Transfers and other movements	(4)	0
Amortization charge	52	31
Impairment charge (note 5.3)		0
Intangible assets other than goodwill ending balance	$ (251)	$ (195)	$ (171)